Financial Instruments - Additional Information (Details) - 3 months ended Mar. 31, 2018 $ in Millions	USD ($)	EUR (€)
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 558,000,000
Proceeds from non-current borrowings | $	$ 58
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Borrowings		660,000,000
Annual principal payment		6,600,000
Proceeds from non-current borrowings | $	$ 50
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		80,000,000.0
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 400,000,000
Interest rate		3.25%